VANECK EMERGING MARKETS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
July 31, 2023 (unaudited)

Par
(000's) Value
CORPORATE BONDS : 95.4%
Argentina : 3.7%
Agua y Saneamientos
Argentinos SA Reg S
7.90%, 05/01/26 $ 500 $ 382,500
Generacion Mediterranea
SA / Central Termica Roca
SA 144A
9.88%, 12/01/27 453 361,185
Genneia SA 144A
8.75%, 09/02/27 495 485,040
MercadoLibre, Inc.
2.38%, 01/14/26 600 546,968
3.12%, 01/14/31 1,050 844,224
MSU Energy SA / UGEN SA /
UENSA SA 144A
6.88%, 02/01/25 875 630,941
MSU Energy SA / UGEN SA /
UENSA SA Reg S
6.88%, 02/01/25 75 54,081
Pampa Energia SA 144A
7.50%, 01/24/27 1,000 958,034
9.12%, 04/15/29 475 463,515
Pan American Energy LLC
144A
9.12%, 04/30/27 450 486,846
Telecom Argentina SA 144A
8.00%, 07/18/26 640 596,243
8.50%, 08/06/25 582 569,612
Transportadora de Gas del
Sur SA 144A
6.75%, 05/02/25 600 570,602
Transportadora de Gas del
Sur SA Reg S
6.75%, 05/02/25 150 142,650
YPF Energia Electrica SA
144A
10.00%, 07/25/26 625 596,120
YPF SA 144A
6.95%, 07/21/27 1,300 1,106,554
7.00%, 09/30/33 (s) 875 682,722
7.00%, 12/15/47 825 583,081
8.50%, 03/23/25 538 515,987
8.50%, 07/28/25 1,725 1,621,587
8.50%, 06/27/29 612 535,727
9.00%, 02/12/26 (s) 1,163 1,160,343
9.00%, 06/30/29 (s) 1,200 1,143,743
15,038,305
Armenia : 0.1%
Ardshinbank CJSC Via Dilijan
Finance BV 144A
6.50%, 01/28/25 425 417,562
Underline
Austria : 0.1%
Iochpe-Maxion Austria
GmbH / Maxion Wheels de
Mexico S de RL de CV 144A
5.00%, 05/07/28 300 257,805
Underline
Par
(000’s) Value
Azerbaijan : 1.1%
Southern Gas Corridor CJSC
144A
6.88%, 03/24/26 † $ 3,067 $ 3,120,550
State Oil Co. of the
Azerbaijan Republic Reg S
6.95%, 03/18/30 1,250 1,299,861
4,420,411
Bahrain : 1.0%
GFH Sukuk Ltd. Reg S
7.50%, 01/28/25 850 847,918
Mumtalakat Sukuk Holding
Co. Reg S
4.10%, 01/21/27 850 793,186
Oil and Gas Holding Co.
BSCC 144A
7.50%, 10/25/27 1,550 1,582,262
8.38%, 11/07/28 850 902,062
4,125,428
Barbados : 0.2%
Sagicor Financial Co. Ltd.
144A
5.30%, 05/13/28 875 831,456
Underline
Bermuda : 0.4%
Digicel Group Holdings Ltd.
144A
8.00%, 04/01/25 667 293,267
Digicel International Finance
Ltd./Digicel international
Holdings Ltd 144A
13.00%, 12/31/25 618 451,047
Investment Energy
Resources Ltd. 144A
6.25%, 04/26/29 1,100 1,032,075
1,776,389
Brazil : 7.9%
Adecoagro SA 144A
6.00%, 09/21/27 800 766,489
Amaggi Luxembourg
International Sarl 144A
5.25%, 01/28/28 550 511,363
Arcos Dorados Holdings, Inc.
144A
5.88%, 04/04/27 600 594,324
Atento Luxco 1 SA 144A
8.00%, 02/10/26 400 22,340
B3 SA - Brasil Bolsa Balcao
144A
4.12%, 09/20/31 500 428,125
Banco Bradesco SA 144A
3.20%, 01/27/25 625 598,906
Banco BTG Pactual SA 144A
2.75%, 01/11/26 350 319,695
4.50%, 01/10/25 † 775 752,670
Banco Daycoval SA Reg S
4.25%, 12/13/24 300 291,707
Banco do Brasil SA 144A
4.62%, 01/15/25 750 733,853
Banco Votorantim SA 144A

VANECK EMERGING MARKETS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Brazil (continued)
4.38%, 07/29/25 $ 450 $ 433,223
4.50%, 09/24/24 350 342,580
Braskem Idesa SAPI 144A
7.45%, 11/15/29 1,400 962,994
Braskem Netherlands
Finance BV 144A
8.50% (US Treasury
Yield Curve Rate T 5
Year+8.22%), 01/23/81 425 429,229
Brazil Minas SPE via State of
Minas Gerais 144A
5.33%, 02/15/28 505 496,703
BRF GmbH 144A
4.35%, 09/29/26 375 349,115
BRF SA 144A
4.88%, 01/24/30 425 354,699
5.75%, 09/21/50 500 355,043
Cemig Geracao e
Transmissao SA 144A
9.25%, 12/05/24 550 553,988
Centrais Eletricas Brasileiras
SA 144A
3.62%, 02/04/25 350 333,315
4.62%, 02/04/30 575 500,681
Cosan Luxembourg SA 144A
5.50%, 09/20/29 625 582,192
7.00%, 01/20/27 475 477,125
CSN Inova Ventures 144A
6.75%, 01/28/28 † 975 924,955
CSN Resources SA 144A
7.62%, 04/17/26 200 199,707
Embraer Netherlands
Finance BV
5.40%, 02/01/27 525 515,198
Embraer Netherlands
Finance BV 144A
6.95%, 01/17/28 593 602,153
ERO Copper Corp. 144A
6.50%, 02/15/30 250 220,309
FS Luxembourg Sarl 144A
10.00%, 12/15/25 450 464,041
Globo Comunicacao e
Participacoes SA 144A
4.88%, 01/22/30 325 272,556
5.50%, 01/14/32 350 294,154
Gol Finance SA 144A
7.00%, 01/31/25 250 155,750
Guara Norte Sarl 144A
5.20%, 06/15/34 553 493,666
Itau Unibanco Holding SA
144A
3.25%, 01/24/25 375 361,854
3.88% (US Treasury
Yield Curve Rate T 5
Year+3.45%), 04/15/31 400 372,700
4.50% (US Treasury
Yield Curve Rate T 5
Year+2.82%), 11/21/29 550 530,475
Par
(000’s) Value
Brazil (continued)
4.62% (US Treasury
Yield Curve Rate T 5
Year+3.22%), 12/31/99 (o) $ 550 $ 440,000
Klabin Austria GmbH 144A
3.20%, 01/12/31 † 375 304,062
5.75%, 04/03/29 525 516,074
7.00%, 04/03/49 528 523,584
MARB BondCo Plc 144A
3.95%, 01/29/31 950 704,287
MV24 Capital BV 144A
6.75%, 06/01/34 693 641,193
Natura Cosmeticos SA 144A
4.12%, 05/03/28 † 725 639,199
NBM US Holdings, Inc. 144A
6.62%, 08/06/29 350 326,173
7.00%, 05/14/26 600 588,482
Nexa Resources SA 144A
5.38%, 05/04/27 525 496,114
6.50%, 01/18/28 † 425 415,139
Petrobras Global Finance BV
5.09%, 01/15/30 350 327,775
5.30%, 01/27/25 375 371,988
5.60%, 01/03/31 625 599,778
5.62%, 05/20/43 225 196,698
5.75%, 02/01/29 275 268,828
6.00%, 01/27/28 † 650 646,556
6.75%, 01/27/41 425 408,765
6.75%, 06/03/50 † 275 252,323
6.85%, 06/05/15 † 975 868,234
6.88%, 01/20/40 422 412,923
6.90%, 03/19/49 450 424,541
7.25%, 03/17/44 † 565 565,597
7.38%, 01/17/27 425 441,494
8.75%, 05/23/26 250 268,398
Rede D'or Finance Sarl 144A
4.50%, 01/22/30 549 477,238
4.95%, 01/17/28 350 325,323
Rio Oil Finance Trust Series
2014-1 144A
9.25%, 07/06/24 0
(e)
1
Rio Oil Finance Trust Series
2014-3 144A
9.75%, 01/06/27 265 275,369
Rio Oil Finance Trust Series
2018-1 144A
8.20%, 04/06/28 272 275,456
Rumo Luxembourg Sarl
144A
5.25%, 01/10/28 450 428,850
Simpar Europe SA 144A
5.20%, 01/26/31 450 364,259
Tupy Overseas SA 144A
4.50%, 02/16/31 300 240,231
Ultrapar International SA
144A
5.25%, 10/06/26 300 290,961
5.25%, 06/06/29 300 279,473
Unigel Luxembourg SA 144A

Par
(000’s) Value
Brazil (continued)
8.75%, 10/01/26 $ 450 $ 153,033
Usiminas International Sarl
144A
5.88%, 07/18/26 550 535,196
XP, Inc. 144A
3.25%, 07/01/26 550 492,456
32,383,928
British Virgin Islands : 0.4%
China SCE Group Holdings
Ltd. Reg S
7.00%, 05/02/25 700 84,700
New Metro Global Ltd. Reg S
4.50%, 05/02/26 700 288,155
4.62%, 10/15/25 400 174,500
Sino-Ocean Land Treasure
Finance II Ltd. Reg S
5.95%, 02/04/27 850 82,708
Studio City Co. Ltd. 144A
7.00%, 02/15/27 † 550 523,307
Wanda Properties Global Co.
Ltd. Reg S
11.00%, 01/20/25 750 330,000
11.00%, 02/13/26 350 150,343
1,633,713
Canada : 0.8%
Azure Power Solar Energy
Private Ltd. 144A
5.65%, 12/24/24 565 490,844
First Quantum Minerals Ltd.
144A
8.62%, 06/01/31 2,050 2,101,250
Frontera Energy Corp. 144A
7.88%, 06/21/28 650 491,881
3,083,975
Cayman Islands : 2.9%
Arabian Centres Sukuk II Ltd.
144A
5.62%, 10/07/26 1,350 1,249,062
Banco Bradesco SA 144A
4.38%, 03/18/27 350 334,016
Banco do Brasil SA 144A
3.25%, 09/30/26 550 506,798
4.88%, 01/11/29 375 355,469
Banco do Brasil SA/Cayman
144A
6.25%, 04/18/30 600 599,850
CT Trust 144A
5.12%, 02/03/32 1,375 1,144,608
Dar Al-Arkan Sukuk Co. Ltd.
Reg S
7.75%, 02/07/26 700 702,250
Kt21 T2 Co. Ltd. Reg S
6.12% (US Treasury
Yield Curve Rate T 5
Year+5.33%), 12/16/31 550 510,933
Liberty Costa Rica Senior
Secured Finance 144A
10.88%, 01/15/31 600 602,329
Par
(000’s) Value
Cayman Islands (continued)
MAF Global Securities Ltd.
Reg S
7.88% (US Treasury
Yield Curve Rate T 5
Year+4.89%), 12/31/99 (o) $ 800 $ 817,592
Nogaholding Sukuk Ltd.
144A
5.25%, 04/08/29 950 909,395
Nogaholding Sukuk Ltd.
Reg S
6.62%, 05/25/33 1,150 1,158,625
Oryx Funding Ltd. 144A
5.80%, 02/03/31 900 884,189
PD Sukuk Ltd. Reg S
8.75%, 09/23/25 600 603,000
Poinsettia Finance Ltd. Reg S
6.62%, 06/17/31 531 441,779
StoneCo Ltd. 144A
3.95%, 06/16/28 375 298,104
Yankuang Group Cayman
Ltd. Reg S
2.90%, 11/30/24 800 762,480
11,880,479
Chile : 1.2%
Agrosuper SA 144A
4.60%, 01/20/32 750 637,304
CAP SA 144A
3.90%, 04/27/31 450 334,314
Inversiones Latin America
Power Ltda 144A
5.12%, 06/15/33 726 291,534
Kenbourne Invest SA 144A
6.88%, 11/26/24 618 543,343
Latam Airlines Group SA
144A
13.38%, 10/15/27 700 763,798
13.38%, 10/15/29 † 1,100 1,205,218
VTR Comunicaciones SpA
144A
4.38%, 04/15/29 600 354,492
5.12%, 01/15/28 717 424,044
VTR Finance NV 144A
6.38%, 07/15/28 825 353,852
4,907,899
China : 5.9%
Agile Group Holdings Ltd.
Reg S
5.50%, 04/21/25 500 109,614
Bank of Communications Co.
Ltd. Reg S
3.80% (US Treasury
Yield Curve Rate T 5
Year+3.35%), 12/31/99 (o) 4,350 4,172,867
Bank of Communications
Hong Kong Ltd. Reg S
3.73% (US Treasury
Yield Curve Rate T 5
Year+2.52%), 12/31/99 (o) 950 916,750

VANECK EMERGING MARKETS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
China (continued)
Central Plaza Development
Ltd. Reg S
5.75% (US Treasury
Yield Curve Rate T 5
Year+8.07%), 12/31/99 (o) $ 850 $ 727,412
ChengDu JingKai GuoTou
Investment Group Co. Ltd.
Reg S
5.30%, 12/07/24 400 391,083
China SCE Group Holdings
Ltd. Reg S
6.00%, 02/04/26 600 70,410
Country Garden Holdings
Co. Ltd. Reg S
2.70%, 07/12/26 1,200 208,574
3.12%, 10/22/25 1,500 293,961
3.30%, 01/12/31 1,100 153,780
3.88%, 10/22/30 700 100,093
5.63%, 12/15/26 400 72,821
eHi Car Services Ltd. Reg S
7.00%, 09/21/26 550 317,845
7.75%, 11/14/24 600 463,260
ENN Clean Energy
International Investment
Ltd. 144A
3.38%, 05/12/26 1,200 1,109,542
Fortune Star BVI Ltd. Reg S
5.95%, 10/19/25 1,000 855,350
Glory Health Industry Ltd.
Reg S
14.25%, 01/25/24 200 14,000
Greenland Global
Investment Ltd. Reg S
5.88%, 07/03/26 850 106,675
Greentown China Holdings
Ltd. Reg S
4.70%, 04/29/25 750 641,250
Industrial & Commercial
Bank of China Ltd. Reg S
3.20% (US Treasury
Yield Curve Rate T 5
Year+2.37%), 12/31/99 (o) 9,625 8,980,214
Mianyang Investment
Holding Group Co. Ltd.
Reg S
6.70%, 08/08/25 400 399,983
New Metro Global Ltd. Reg S
4.80%, 12/15/24 600 331,500
Powerlong Real Estate
Holdings Ltd. Reg S
5.95%, 04/30/25 900 90,000
6.25%, 08/10/24 600 60,000
RKPF Overseas 2019 A Ltd.
Reg S
6.00%, 09/04/25 600 326,486
6.70%, 09/30/24 550 379,959
RKPF Overseas 2019 E Ltd.
Reg S
Par
(000’s) Value
China (continued)
7.75% (US Treasury
Yield Curve Rate T 5
Year+6.00%), 12/31/99 (o) $ 400 $ 136,640
Weifang Urban Construction
& Development
Investment Group Co. Ltd.
Reg S
2.60%, 09/27/24 650 588,252
West China Cement Ltd.
Reg S
4.95%, 07/08/26 1,000 759,150
Xinhu BVI 2018 Holding Co.
Ltd. Reg S
11.00%, 09/28/24 650 637,000
Zhangzhou Transportation
Development Group Co.
Ltd. Reg S
4.98%, 06/01/25 800 783,412
24,197,883
Colombia : 5.9%
Aris Mining Corp. 144A
6.88%, 08/09/26 450 360,362
Banco de Bogota SA 144A
6.25%, 05/12/26 1,708 1,659,564
Banco GNB Sudameris SA
144A
7.50% (US Treasury
Yield Curve Rate T 5
Year+6.66%), 04/16/31 600 502,500
Bancolombia SA
4.62% (US Treasury
Yield Curve Rate T 5
Year+2.94%), 12/18/29 900 795,258
Canacol Energy Ltd. 144A
5.75%, 11/24/28 750 657,857
Ecopetrol SA
4.12%, 01/16/25 1,475 1,427,341
4.62%, 11/02/31 1,386 1,104,920
5.38%, 06/26/26 † 1,545 1,488,321
5.88%, 05/28/45 2,325 1,675,992
5.88%, 11/02/51 † 950 660,268
6.88%, 04/29/30 2,200 2,074,702
7.38%, 09/18/43 1,333 1,167,111
8.62%, 01/19/29 1,250 1,288,438
8.88%, 01/13/33 1,025 1,052,251
Empresas Publicas de
Medellin ESP 144A
4.25%, 07/18/29 1,600 1,303,945
4.38%, 02/15/31 900 695,041
Geopark Ltd. 144A
5.50%, 01/17/27 750 645,196
Grupo Aval Ltd. 144A
4.38%, 02/04/30 1,650 1,348,306
Grupo de Inversiones
Suramericana SA 144A
5.50%, 04/29/26 800 759,671
Oleoducto Central SA 144A
4.00%, 07/14/27 650 580,065
Orazul Energy Peru SA 144A

Par
(000’s) Value
Colombia (continued)
5.62%, 04/28/27 $ 550 $ 497,712
Telecomunicaciones
Digitales SA 144A
4.50%, 01/30/30 950 811,728
Telefonica Celular del
Paraguay SA 144A
5.88%, 04/15/27 800 754,926
Termocandelaria Power Ltd.
144A
7.88%, 01/30/29 775 719,448
24,030,923
Costa Rica : 0.3%
Instituto Costarricense de
Electricidad 144A
6.38%, 05/15/43 775 656,967
6.75%, 10/07/31 450 440,371
1,097,338
Cyprus : 0.2%
MHP Lux SA 144A
6.25%, 09/19/29 600 318,000
6.95%, 04/03/26 850 490,786
808,786
Czech Republic : 0.2%
Energo-Pro AS 144A
8.50%, 02/04/27 650 633,750
Underline
Dominican Republic : 0.1%
Empresa Generadora de
Electricidad Haina SA 144A
5.62%, 11/08/28 400 353,872
Underline
France : 0.1%
Aeropuertos Dominicanos
Siglo XXI SA 144A
6.75%, 03/30/29 500 494,680
Underline
Georgia : 0.3%
Georgian Railway JSC 144A
4.00%, 06/17/28 775 675,723
Silknet JSC 144A
8.38%, 01/31/27 475 468,041
1,143,764
Ghana : 0.4%
Kosmos Energy Ltd. 144A
7.12%, 04/04/26 1,025 963,628
Tullow Oil Plc 144A
7.00%, 03/01/25 1,125 721,485
1,685,113
Greece : 0.2%
Navios South American
Logistics, Inc. / Navios
Logistics Finance US Inc
144A
10.75%, 07/01/25 775 757,640
Underline
Guatemala : 0.5%
Banco Industrial SA 144A
4.88% (US Treasury
Yield Curve Rate T 5
Year+4.44%), 01/29/31 450 419,962
Par
(000’s) Value
Guatemala (continued)
Central American Bottling
Corp. / CBC Bottling
Holdco SL / Beliv Holdco
SL 144A
5.25%, 04/27/29 $ 1,725 $ 1,592,901
2,012,863
Honduras : 0.1%
Inversiones Atlantida SA
144A
7.50%, 05/19/26 475 442,895
Underline
Hong Kong : 5.9%
Agile Group Holdings Ltd.
Reg S
6.05%, 10/13/25 650 126,108
7.88% (US Treasury
Yield Curve Rate T 5
Year+11.29%), 12/31/99 (o) 800 62,400
Bank of East Asia Ltd. Reg S
5.83% (US Treasury
Yield Curve Rate T 5
Year+5.53%), 12/31/99 (o) 1,000 885,200
5.88% (US Treasury
Yield Curve Rate T 5
Year+4.26%), 12/31/99 (o) 1,100 1,025,750
CAS Capital No 1 Ltd. Reg S
4.00% (US Treasury
Yield Curve Rate T 5
Year+3.64%), 12/31/99 (o) 1,250 1,045,412
Champion Path Holdings
Ltd. Reg S
4.50%, 01/27/26 650 583,053
4.85%, 01/27/28 850 706,307
China CITIC Bank
International Ltd. Reg S
3.25% (US Treasury
Yield Curve Rate T 5
Year+2.53%), 12/31/99 (o) 1,000 924,929
4.80% (US Treasury
Yield Curve Rate T 5
Year+2.10%), 12/31/99 (o) 900 868,357
China Oil & Gas Group Ltd.
Reg S
4.70%, 06/30/26 700 602,455
China Water Affairs Group
Ltd. Reg S
4.85%, 05/18/26 500 437,500
Easy Tactic Ltd.
7.50%, 07/11/27 65 4,928
Fortune Star BVI Ltd. Reg S
5.00%, 05/18/26 875 652,518
5.05%, 01/27/27 800 583,200
Franshion Brilliant Ltd. Reg S
6.00% (US Treasury
Yield Curve Rate T 5
Year+5.58%), 12/31/99 (o) 700 627,688
Gemdale Ever Prosperity
Investment Ltd. Reg S
4.95%, 08/12/24 600 390,000
Li & Fung Ltd. Reg S

VANECK EMERGING MARKETS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Hong Kong (continued)
5.00%, 08/18/25 $ 800 $ 747,998
Melco Resorts Finance Ltd.
144A
4.88%, 06/06/25 † 1,550 1,480,970
5.25%, 04/26/26 800 750,916
5.38%, 12/04/29 1,825 1,560,353
5.62%, 07/17/27 970 890,213
5.75%, 07/21/28 1,250 1,118,896
Nanyang Commercial Bank
Ltd. Reg S
6.50% (US Treasury
Yield Curve Rate T 5
Year+3.51%), 12/31/99 (o) 1,050 1,027,688
7.35% (US Treasury
Yield Curve Rate T 5
Year+3.16%), 12/31/99 (o) 400 393,896
RKPF Overseas 2019 A Ltd.
Reg S
5.90%, 03/05/25 500 305,484
RKPF Overseas 2020 A Ltd.
Reg S
5.12%, 07/26/26 750 311,231
5.20%, 01/12/26 900 419,373
Seaspan Corp. 144A
5.50%, 08/01/29 1,250 1,020,462
Sino-Ocean Land Treasure IV
Ltd. Reg S
2.70%, 01/13/25 800 94,000
3.25%, 05/05/26 700 80,715
4.75%, 08/05/29 800 69,529
4.75%, 01/14/30 600 53,579
Studio City Finance Ltd. 144A
5.00%, 01/15/29 1,689 1,302,971
6.00%, 07/15/25 750 710,378
6.50%, 01/15/28 † 875 759,062
Yancoal International
Resources Development
Co. Ltd. Reg S
2.90%, 11/18/24 500 478,593
Yanlord Land HK Co. Ltd.
Reg S
5.12%, 05/20/26 750 540,675
Yuexiu REIT MTN Co. Ltd.
Reg S
2.65%, 02/02/26 550 473,011
24,115,798
Hungary : 0.3%
OTP Bank Nyrt Reg S
8.75% (US Treasury
Yield Curve Rate T 5
Year+5.06%), 05/15/33 1,150 1,156,178
Underline
India : 4.1%
ABJA Investment Co. Pte Ltd.
Reg S
5.95%, 07/31/24 1,700 1,695,359
Adani Green Energy Ltd.
144A
4.38%, 09/08/24 1,100 1,026,881
Par
(000’s) Value
India (continued)
Adani Green Energy UP Ltd.
/ Prayatna Developers Pvt
Ltd. / Parampujya Solar
Energy 144A
6.25%, 12/10/24 $ 850 $ 812,689
Adani Renewable Energy RJ
Ltd./ Kodangal Solar Parks
Pvt Ltd. / Wardha Solar
Maharashtra 144A
4.62%, 10/15/39 445 330,547
Delhi International Airport
Ltd. 144A
6.12%, 10/31/26 800 787,520
6.45%, 06/04/29 800 757,760
GMR Hyderabad
International Airport Ltd.
144A
4.25%, 10/27/27 650 582,563
HPCL-Mittal Energy Ltd.
Reg S
5.25%, 04/28/27 550 528,687
5.45%, 10/22/26 600 582,000
JSW Hydro Energy Ltd. 144A
4.12%, 05/18/31 924 779,675
JSW Infrastructure Ltd. 144A
4.95%, 01/21/29 600 526,811
JSW Steel Ltd. 144A
3.95%, 04/05/27 750 668,463
5.05%, 04/05/32 775 631,648
JSW Steel Ltd. Reg S
5.38%, 04/04/25 † 700 685,125
Network i2i Ltd. 144A
5.65% (US Treasury
Yield Curve Rate T 5
Year+4.28%), 12/31/99 (o) 1,575 1,549,800
Periama Holdings LLC Reg S
5.95%, 04/19/26 1,150 1,106,426
ReNew Wind Energy AP2
/ ReNew Power Pvt Ltd.
other 9 Subsidiaries 144A
4.50%, 07/14/28 950 815,161
Shriram Finance Ltd. 144A
4.15%, 07/18/25 700 662,297
Tata Motors Ltd. Reg S
5.88%, 05/20/25 400 397,760
UPL Corp. Ltd. Reg S
5.25% (US Treasury
Yield Curve Rate T 5
Year+3.87%), 12/31/99 (o) 550 453,414
Vedanta Resources Finance
II Plc 144A
9.25%, 04/23/26 875 534,190
Vedanta Resources Ltd. 144A
6.12%, 08/09/24 1,475 961,932
16,876,708
Indonesia : 2.0%
Adaro Indonesia PT 144A
4.25%, 10/31/24 1,150 1,107,987

Par
(000’s) Value
Indonesia (continued)
Bakrie Telecom Pte Ltd.
Reg S
11.50%, 05/07/15 (d) * $ 111 $ 902
Bank Tabungan Negara
Persero Tbk PT Reg S
4.20%, 01/23/25 600 566,790
Bukit Makmur Mandiri
Utama PT 144A
7.75%, 02/10/26 600 509,160
Cikarang Listrindo Tbk PT
144A
4.95%, 09/14/26 875 832,680
Global Prime Capital Pte Ltd.
Reg S
5.95%, 01/23/25 600 575,430
Indika Energy Capital III Pte
Ltd. 144A
5.88%, 11/09/24 573 560,586
Indika Energy Capital IV Pte
Ltd. 144A
8.25%, 10/22/25 825 823,383
Japfa Comfeed Indonesia
Tbk PT Reg S
5.38%, 03/23/26 500 394,150
Medco Bell Pte Ltd. 144A
6.38%, 01/30/27 900 846,903
Medco Oak Tree Pte Ltd.
144A
7.38%, 05/14/26 850 837,017
Nickel Industries Ltd. 144A
11.25%, 10/21/28 600 619,140
Pakuwon Jati Tbk PT Reg S
4.88%, 04/29/28 600 546,000
8,220,128
Israel : 3.0%
Energian Israel Finance Ltd.
144A Reg S
8.50%, 09/30/33 1,250 1,253,125
Leviathan Bond Ltd. 144A
Reg S
6.12%, 06/30/25 925 908,812
6.50%, 06/30/27 925 897,250
6.75%, 06/30/30 875 824,337
Teva Pharmaceutical Finance
Co. LLC
6.15%, 02/01/36 950 862,884
Teva Pharmaceutical Finance
Netherlands III BV
3.15%, 10/01/26 4,100 3,712,985
4.10%, 10/01/46 2,473 1,623,505
6.75%, 03/01/28 † 1,550 1,539,405
7.12%, 01/31/25 525 528,259
12,150,562
Kuwait : 0.3%
Kuwait Projects Co. SPC Ltd.
Reg S
4.23%, 10/29/26 800 699,716
4.50%, 02/23/27 750 643,260
1,342,976
Par
(000’s) Value
Luxembourg : 2.3%
Acu Petroleo Luxembourg
Sarl 144A
7.50%, 01/13/32 $ 442 $ 395,536
Aegea Finance Sarl 144A
6.75%, 05/20/29 350 331,615
AI Candelaria Spain SA 144A
7.50%, 12/15/28 508 473,369
Consolidated Energy Finance
SA 144A
5.62%, 10/15/28 800 691,464
Cosan Luxembourg SA 144A
7.50%, 06/27/30 200 201,234
CSN Resources SA 144A
4.62%, 06/10/31 625 495,647
5.88%, 04/08/32 † 375 312,964
Energian Israel Finance Ltd.
144A Reg S
4.88%, 03/30/26 973 910,607
5.38%, 03/30/28 1,000 909,170
5.88%, 03/30/31 975 855,124
Hidrovias International
Finance SARL 144A
4.95%, 02/08/31 250 201,442
Kenbourne Invest SA 144A
4.70%, 01/22/28 400 288,038
MC Brazil Downstream
Trading Sarl 144A
7.25%, 06/30/31 1,304 848,012
Minerva Luxembourg SA
144A
4.38%, 03/18/31 † 975 796,575
Movida Europe SA 144A
5.25%, 02/08/31 350 288,808
Natura & Co. Luxembourg
Holdings Sarl 144A
6.00%, 04/19/29 † 450 428,483
Petrorio Luxembourg
Trading Sarl 144A
6.12%, 06/09/26 † 475 464,083
Poinsettia Finance Ltd. 144A
6.62%, 06/17/31 177 147,260
Rumo Luxembourg Sarl
144A
4.20%, 01/18/32 300 242,985
9,282,416
Macao : 0.3%
MGM China Holdings Ltd.
144A
4.75%, 02/01/27 1,300 1,194,830
Underline
Mauritius : 2.8%
Axian Telecom 144A
7.38%, 02/16/27 625 576,812
Azure Power Energy Ltd.
144A
3.58%, 08/19/26 583 453,211
CA Magnum Holdings 144A
5.38%, 10/31/26 1,525 1,422,062

VANECK EMERGING MARKETS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Mauritius (continued)
Clean Renewable Power
Mauritius Pte Ltd. 144A
4.25%, 03/25/27 $ 465 $ 414,001
Diamond II Ltd. 144A
7.95%, 07/28/26 600 595,900
Greenko Power II Ltd. 144A
4.30%, 12/13/28 1,461 1,289,079
Greenko Wind Projects
Mauritius Ltd. 144A
5.50%, 04/06/25 1,175 1,150,325
IHS Netherlands Holdco BV
144A
8.00%, 09/18/27 1,425 1,304,189
India Airport Infra 144A
6.25%, 10/25/25 625 607,753
India Clean Energy Holdings
144A
4.50%, 04/18/27 550 463,303
India Cleantech Energy 144A
4.70%, 08/10/26 504 442,598
India Green Power Holdings
144A
4.00%, 02/22/27 700 629,142
India Toll Roads 144A
5.50%, 08/19/24 600 585,000
Liquid Telecommunications
Financing Plc 144A
5.50%, 09/04/26 1,000 672,150
Network i2i Ltd. 144A
3.98% (US Treasury
Yield Curve Rate T 5
Year+3.39%), 12/31/99 (o)
† 775 705,250
11,310,775
Mexico : 6.8%
Alsea SAB de CV 144A
7.75%, 12/14/26 775 780,575
Banco Nacional de Comercio
Exterior SNC 144A
2.72% (US Treasury
Yield Curve Rate T 5
Year+2.00%), 08/11/31 775 655,428
Braskem Idesa SAPI 144A
6.99%, 02/20/32 1,850 1,194,510
Cemex SAB de CV 144A
3.88%, 07/11/31 1,750 1,510,732
5.12% (US Treasury
Yield Curve Rate T 5
Year+4.53%), 12/31/99 (o) 1,575 1,461,364
5.20%, 09/17/30 1,125 1,064,008
5.45%, 11/19/29 1,200 1,165,255
9.12% (US Treasury
Yield Curve Rate T 5
Year+4.91%), 12/31/99 (o) 1,575 1,640,038
CIBanco SA Institution de
Banca Multiple Trust 144A
4.38%, 07/22/31 600 450,781
Cydsa SAB de CV 144A
6.25%, 10/04/27 500 467,866
Par
(000’s) Value
Mexico (continued)
Electricidad Firme de Mexico
Holdings SA de CV 144A
4.90%, 11/20/26 † $ 550 $ 489,500
Grupo Aeromexico SAB de
CV 144A
8.50%, 03/17/27 1,175 1,065,367
Grupo Axo SAPI de CV 144A
5.75%, 06/08/26 475 416,292
Grupo KUO SAB De CV 144A
5.75%, 07/07/27 675 608,006
Metalsa Sapi De Cv 144A
3.75%, 05/04/31 450 354,150
Nemak SAB de CV 144A
3.62%, 06/28/31 † 825 654,475
Operadora de Servicios
Mega SA de CV Sofom ER
144A
8.25%, 02/11/25 200 102,147
Operadora de Servicios
Mega SA de CV Sofom ER
Reg S
8.25%, 02/11/25 200 102,147
Petroleos Mexicanos
4.25%, 01/15/25 † 175 166,346
4.50%, 01/23/26 300 268,651
5.35%, 02/12/28 550 451,780
5.50%, 06/27/44 175 104,471
5.62%, 01/23/46 175 103,772
5.95%, 01/28/31 1,025 761,938
6.35%, 02/12/48 450 280,286
6.38%, 01/23/45 350 221,651
6.49%, 01/23/27 425 379,079
6.50%, 03/13/27 1,125 1,001,519
6.50%, 01/23/29 325 270,522
6.50%, 06/02/41 425 275,851
6.62%, 06/15/35 750 535,138
6.62%, 06/15/38 125 85,045
6.70%, 02/16/32 1,865 1,438,721
6.75%, 09/21/47 1,525 982,795
6.84%, 01/23/30 625 501,635
6.88%, 10/16/25 250 241,077
6.88%, 08/04/26 675 629,186
6.95%, 01/28/60 1,050 670,486
7.69%, 01/23/50 2,300 1,602,670
8.75%, 06/02/29 525 479,787
Petroleos Mexicanos 144A
10.00%, 02/07/33 600 559,366
Sixsigma Networks Mexico
SA de CV 144A
7.50%, 05/02/25 † 475 433,509
Total Play
Telecomunicaciones SA de
CV 144A
6.38%, 09/20/28 900 517,095
7.50%, 11/12/25 † 900 616,052
27,761,069
Morocco : 0.9%
OCP SA 144A

Par
(000’s) Value
Morocco (continued)
3.75%, 06/23/31 $ 1,250 $ 1,052,755
4.50%, 10/22/25 875 850,478
5.12%, 06/23/51 1,150 873,556
6.88%, 04/25/44 950 896,298
3,673,087
Netherlands : 1.5%
Coruripe Netherlands BV
144A
10.00%, 02/10/27 250 177,425
Embraer Netherlands
Finance BV 144A
7.00%, 07/28/30 500 505,800
Greenko Dutch BV 144A
3.85%, 03/29/26 611 557,538
Greenko Dutch BV Reg S
3.85%, 03/29/26 752 686,200
Petrobras Global Finance BV
5.50%, 06/10/51 425 337,045
Teva Pharmaceutical Finance
Netherlands III BV
4.75%, 05/09/27 1,225 1,143,436
5.12%, 05/09/29 † 1,225 1,123,533
7.88%, 09/15/29 750 781,676
8.12%, 09/15/31 † 600 636,354
5,949,007
Nigeria : 0.8%
Access Bank Plc 144A
6.12%, 09/21/26 725 634,411
EBN Finance Co. BV 144A
7.12%, 02/16/26 450 386,685
Fidelity Bank Plc 144A
7.62%, 10/28/26 600 534,135
First Bank of Nigeria Ltd. Via
FBN Finance Co. BV 144A
8.62%, 10/27/25 550 527,821
SEPLAT Energy Plc 144A
7.75%, 04/01/26 1,000 895,650
United Bank for Africa Plc
144A
6.75%, 11/19/26 475 414,495
3,393,197
Oman : 1.5%
Bank Muscat SAOG Reg S
4.75%, 03/17/26 900 872,408
Lamar Funding Ltd. 144A
3.96%, 05/07/25 1,525 1,465,134
Mazoon Assets Co. SAOC
144A
5.20%, 11/08/27 775 765,891
OmGrid Funding Ltd. 144A
5.20%, 05/16/27 800 776,976
OQ SAOC 144A
5.12%, 05/06/28 1,150 1,104,414
Oztel Holdings SPC Ltd. 144A
6.62%, 04/24/28 1,025 1,066,487
6,051,310
Par
(000’s) Value
Pakistan : 0.1%
Pakistan Water & Power
Development Authority
Reg S
7.50%, 06/04/31 $ 650 $ 296,270
Underline
Panama : 0.5%
Banco General SA 144A
5.25% (US Treasury
Yield Curve Rate T 10
Year+3.67%), 12/31/99 (o) 625 552,731
Banistmo SA 144A
4.25%, 07/31/27 600 552,297
Global Bank Corp. 144A
5.25% (ICE LIBOR USD 3
Month+3.30%), 04/16/29 600 553,713
Multibank, Inc. 144A
7.75%, 02/03/28 500 505,650
2,164,391
Paraguay : 0.2%
Banco Continental SAECA
144A
2.75%, 12/10/25 500 455,371
Frigorifico Concepcion SA
144A
7.70%, 07/21/28 425 364,106
819,477
Peru : 2.2%
Auna SAA 144A
6.50%, 11/20/25 450 394,211
Banco BBVA Peru SA 144A
5.25% (US Treasury
Yield Curve Rate T 5
Year+2.75%), 09/22/29 500 489,654
Banco Internacional del Peru
SAA Interbank 144A
4.00% (US Treasury
Yield Curve Rate T 1
Year+3.71%), 07/08/30 500 458,835
Camposol SA 144A
6.00%, 02/03/27 550 401,401
Cia de Minas Buenaventura
SAA 144A
5.50%, 07/23/26 825 723,778
InRetail Shopping Malls 144A
5.75%, 04/03/28 525 500,057
Minsur SA 144A
4.50%, 10/28/31 † 775 674,831
Peru LNG Srl 144A
5.38%, 03/22/30 1,450 1,172,108
Petroleos del Peru SA 144A
4.75%, 06/19/32 1,600 1,224,289
5.62%, 06/19/47 3,050 2,046,123
San Miguel Industrias PET
SA / NG PET R&P Latin
America SA 144A
3.50%, 08/02/28 500 427,672
Volcan Cia Minera SAA 144A
4.38%, 02/11/26 550 395,545
8,908,504

VANECK EMERGING MARKETS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Philippines : 0.1%
Rizal Commercial Banking
Corp. Reg S
6.50% (US Treasury
Yield Curve Rate T 5
Year+6.24%), 12/31/99 (o) $ 600 $ 531,039
Underline
Poland : 0.4%
Canpack SA / Canpack US
LLC 144A
3.12%, 11/01/25 625 579,769
3.88%, 11/15/29 1,200 965,479
1,545,248
Qatar : 0.2%
QNB Finansbank AS 144A
6.88%, 09/07/24 1,025 1,028,485
Underline
Saudi Arabia : 0.6%
Arabian Centres Sukuk Ltd.
144A
5.38%, 11/26/24 850 824,419
Dar Al-Arkan Sukuk Co. Ltd.
Reg S
6.75%, 02/15/25 900 886,194
6.88%, 02/26/27 600 583,369
2,293,982
Singapore : 2.0%
Continuum Energy Levanter
Pte Ltd. 144A
4.50%, 02/09/27 837 780,113
GLP Pte Ltd. Reg S
4.50% (US Treasury
Yield Curve Rate T 5
Year+3.73%), 12/31/99 (o) 1,600 611,600
4.60% (US Treasury
Yield Curve Rate T 5
Year+3.73%), 12/31/99 (o) 200 74,419
Greenko Solar Mauritius Ltd.
144A
5.55%, 01/29/25 750 727,875
5.95%, 07/29/26 900 854,550
Medco Laurel Tree Pte Ltd.
144A
6.95%, 11/12/28 600 551,236
Mersin Uluslararasi Liman
Isletmeciligi AS 144A
5.38%, 11/15/24 925 905,914
Puma International
Financing SA 144A
5.00%, 01/24/26 1,200 1,096,953
5.12%, 10/06/24 1,050 1,044,624
Star Energy Geothermal
Wayang Windu Ltd. 144A
6.75%, 04/24/33 730 717,948
TML Holdings Pte Ltd. Reg S
4.35%, 06/09/26 700 654,115
8,019,347
South Africa : 2.2%
Eskom Holdings SOC Ltd.
144A
6.35%, 08/10/28 † 1,525 1,461,652
Par
(000’s) Value
South Africa (continued)
7.12%, 02/11/25 $ 1,975 $ 1,966,198
8.45%, 08/10/28 775 767,839
Eskom Holdings SOC Ltd.
Reg S
4.31%, 07/23/27 800 721,720
MTN Mauritius Investments
Ltd. 144A
4.75%, 11/11/24 675 658,361
6.50%, 10/13/26 800 790,400
Sasol Financing USA LLC
6.50%, 09/27/28 1,250 1,158,022
Transnet SOC Ltd. 144A
8.25%, 02/06/28 1,600 1,597,062
9,121,254
South Korea : 0.2%
Woori Bank 144A
4.25% (US Treasury
Yield Curve Rate T 5
Year+2.66%), 12/31/99 (o) 850 819,995
Underline
Spain : 0.7%
AES Espana BV 144A
5.70%, 05/04/28 † 500 453,298
AI Candelaria Spain SA 144A
5.75%, 06/15/33 925 705,271
Banco Bilbao Vizcaya
Argentaria Colombia SA
144A
4.88%, 04/21/25 650 626,792
Colombia
Telecomunicaciones SA
ESP 144A
4.95%, 07/17/30 775 608,334
International Airport Finance
SA 144A
12.00%, 03/15/33 617 586,840
2,980,535
Tanzania : 0.1%
AngloGold Ashanti Holdings
Plc
6.50%, 04/15/40 475 470,953
Underline
Thailand : 0.7%
Bangkok Bank PCL 144A
3.73% (US Treasury
Yield Curve Rate T 5
Year+1.90%), 09/25/34 1,875 1,615,450
Kasikornbank PCL Reg S
3.34% (US Treasury
Yield Curve Rate T 5
Year+1.70%), 10/02/31 1,200 1,069,772
2,685,222
Trinidad and Tobago : 0.6%
Heritage Petroleum Co. Ltd.
144A
9.00%, 08/12/29 800 833,200
National Gas Co. of Trinidad
& Tobago Ltd. 144A
6.05%, 01/15/36 525 487,833

Par
(000’s) Value
Trinidad and Tobago (continued)
Telecommunications
Services of Trinidad &
Tobago Ltd. 144A
8.88%, 10/18/29 $ 525 $ 433,049
Trinidad Generation
Unlimited 144A
5.25%, 11/04/27 900 870,403
2,624,485
Turkey : 5.4%
Akbank TAS 144A
5.12%, 03/31/25 800 770,776
6.80%, 02/06/26 † 725 708,680
6.80% (US Treasury
Yield Curve Rate T 5
Year+6.01%), 06/22/31 850 794,215
Anadolu Efes Biracilik Ve
Malt Sanayii AS 144A
3.38%, 06/29/28 775 638,099
Aydem Yenilenebilir Enerji
AS 144A
7.75%, 02/02/27 1,200 1,062,360
KOC Holding AS 144A
6.50%, 03/11/25 1,150 1,145,639
Limak Iskenderun
Uluslararasi Liman
Isletmeciligi AS 144A
9.50%, 07/10/36 599 536,640
Pegasus Hava Tasimaciligi
AS 144A
9.25%, 04/30/26 550 557,618
TC Ziraat Bankasi AS 144A
5.38%, 03/02/26 950 876,667
9.50%, 08/01/26 750 765,212
Turk Telekomunikasyon AS
144A
6.88%, 02/28/25 755 734,826
Turkcell Iletisim Hizmetleri
AS 144A
5.75%, 10/15/25 775 746,551
5.80%, 04/11/28 775 705,926
Turkiye Ihracat Kredi Bankasi
AS 144A
5.75%, 07/06/26 1,150 1,069,690
9.38%, 01/31/26 750 764,130
Turkiye Is Bankasi AS Reg S
7.75% (US Treasury
Yield Curve Rate T 5
Year+6.12%), 01/22/30 1,050 1,014,972
Turkiye Petrol Rafinerileri AS
144A
4.50%, 10/18/24 1,075 1,043,143
Turkiye Sinai Kalkinma
Bankasi AS 144A
5.88%, 01/14/26 550 513,084
6.00%, 01/23/25 550 529,765
Turkiye Sise ve Cam
Fabrikalari AS 144A
6.95%, 03/14/26 1,100 1,079,936
Par
(000’s) Value
Turkey (continued)
Turkiye Vakiflar Bankasi TAO
144A
5.25%, 02/05/25 $ 1,175 $ 1,124,052
5.50%, 10/01/26 875 793,548
6.50%, 01/08/26 1,150 1,094,541
Ulker Biskuvi Sanayi AS 144A
6.95%, 10/30/25 1,000 946,000
Yapi ve Kredi Bankasi AS
144A
7.88% (US Treasury
Yield Curve Rate T 5
Year+7.42%), 01/22/31 775 744,054
8.25%, 10/15/24 825 835,255
Zorlu Yenilenebilir Enerji AS
144A
9.00%, 06/01/26 500 454,645
22,050,024
Ukraine : 0.7%
Kernel Holding SA 144A
6.50%, 10/17/24 350 246,750
6.75%, 10/27/27 500 298,350
Metinvest BV 144A
7.65%, 10/01/27 450 283,500
7.75%, 10/17/29 800 484,000
NPC Ukrenergo 144A
6.88%, 11/09/28 1,100 307,807
State Agency of Roads of
Ukraine 144A
6.25%, 06/24/30 1,000 268,576
Ukraine Railways Via Rail
Capital Markets Plc Reg S
8.25%, 07/09/26 1,300 529,100
VF Ukraine PAT via VFU
Funding Plc 144A
6.20%, 02/11/25 525 396,047
2,814,130
United Arab Emirates : 2.5%
Acwa Power Management
And Investments One Ltd.
144A
5.95%, 12/15/39 599 585,510
Alpha Star Holding VII Ltd.
Reg S
7.75%, 04/27/26 600 608,100
DIB Tier 1 Sukuk 3 Ltd. Reg S
6.25% (CMT USD 6
Year+3.66%), 12/31/99 (o) 1,050 1,051,523
DP World Salaam Reg S
6.00% (US Treasury
Yield Curve Rate T 5
Year+5.75%), 12/31/99 (o) 2,350 2,343,065
Emirates NBD Bank PJSC
Reg S
6.12% (CMT USD 6
Year+3.66%), 12/31/99 (o) 1,650 1,634,647
GEMS Menasa Cayman Ltd. /
GEMS Education Delaware
LLC 144A
7.12%, 07/31/26 1,450 1,406,565

VANECK EMERGING MARKETS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
United Arab Emirates (continued)
MAF Global Securities Ltd.
Reg S
6.38% (US Treasury
Yield Curve Rate T 5
Year+3.54%), 12/31/99 (o) $ 750 $ 732,802
Shelf Drilling Holdings Ltd.
144A
8.25%, 02/15/25 † 1,425 1,362,492
8.88%, 11/15/24 † 475 476,993
10,201,697
United Kingdom : 2.2%
Allwyn Entertainment
Financing UK Plc 144A
7.88%, 04/30/29 1,100 1,125,224
Avianca Midco 2 Plc 144A
9.00%, 12/01/28 † 1,650 1,436,213
Bidvest Group UK Plc 144A
3.62%, 09/23/26 1,275 1,153,869
Endeavour Mining Plc 144A
5.00%, 10/14/26 775 705,180
IHS Holding Ltd. 144A
5.62%, 11/29/26 775 679,497
6.25%, 11/29/28 775 641,979
Tullow Oil Plc 144A
10.25%, 05/15/26 2,458 2,001,303
Vedanta Resources Finance
II Plc 144A
8.95%, 03/11/25 † 1,900 1,235,800
8,979,065
United States : 5.1%
ABRA Global Finance 144A
11.50%, 03/02/28 600 508,401
AES Andes SA 144A
6.35% (US Treasury
Yield Curve Rate T 5
Year+4.92%), 10/07/79 500 472,866
Azul Secured Finance LLP
144A
10.88%, 05/28/30 450 379,125
11.93%, 08/28/28 500 503,750
Energuate Trust 144A
5.88%, 05/03/27 500 460,035
EnfraGen Energia Sur SA /
EnfraGen Spain SA / Prime
Energia SpA 144A
5.38%, 12/30/30 † 1,134 751,003
Kosmos Energy Ltd. 144A
7.50%, 03/01/28 750 668,078
7.75%, 05/01/27 † 600 551,831
Mercury Chile Holdco LLC
144A
6.50%, 01/24/27 † 500 464,871
MGM China Holdings Ltd.
144A
5.25%, 06/18/25 758 728,946
5.88%, 05/15/26 1,150 1,117,110
Mong Duong Finance
Holdings BV 144A
5.12%, 05/07/29 1,100 995,471
Par
(000’s) Value
United States (continued)
Playtika Holding Corp. 144A
4.25%, 03/15/29 † $ 950 $ 839,266
Sasol Financing USA LLC
4.38%, 09/18/26 † 1,025 927,687
5.50%, 03/18/31 1,300 1,072,513
Sasol Financing USA LLC
144A
8.75%, 05/03/29 1,550 1,551,742
SierraCol Energy Andina LLC
144A
6.00%, 06/15/28 900 710,653
Stillwater Mining Co. 144A
4.00%, 11/16/26 1,025 925,913
4.50%, 11/16/29 850 693,919
Wynn Macau Ltd. 144A
4.88%, 10/01/24 † 950 927,105
5.12%, 12/15/29 † 1,575 1,338,010
5.50%, 01/15/26 1,525 1,437,082
5.50%, 10/01/27 † 1,150 1,040,347
5.62%, 08/26/28 2,150 1,911,019
20,976,743
Uruguay : 0.1%
Arcos Dorados BV 144A
6.12%, 05/27/29 550 532,743
Underline
Uzbekistan : 0.7%
Ipoteka-Bank ATIB Reg S
5.50%, 11/19/25 400 371,778
National Bank of Uzbekistan
Reg S
4.85%, 10/21/25 600 573,000
Uzauto Motors AJ 144A
4.85%, 05/04/26 550 481,690
Uzbek Industrial and
Construction Bank ATB
Reg S
5.75%, 12/02/24 450 430,897
Uzbekneftegaz JSC 144A
4.75%, 11/16/28 1,050 879,722
2,737,087
Zambia : 1.4%
First Quantum Minerals Ltd.
144A
6.88%, 03/01/26 † 1,525 1,505,838
6.88%, 10/15/27 2,300 2,264,373
7.50%, 04/01/25 1,800 1,796,985
5,567,196
Total Corporate Bonds
(Cost: $448,850,447) 389,062,770
GOVERNMENT OBLIGATIONS : 1.4%
Argentina : 1.1%
Ciudad Autonoma De
Buenos Aires 144A
7.50%, 06/01/27 1,459 1,389,975
Provincia de Cordoba 144A
6.88%, 02/01/29 732 556,264
6.99%, 06/01/27 (s) 757 590,617

FootnoteRuleAboveBlank
Footnotes:
Par
(000’s) Value
Argentina (continued)
Provincia de Mendoza 144A
5.75%, 03/19/29 (s) $ 808 $ 644,135
Provincia de Neuquen 144A
6.62%, 04/27/30 (s) 575 431,250
Provincia del Chubut 144A
7.75%, 07/26/30 (s) 625 546,782
Provincia del Chubut Reg S
7.75%, 07/26/30 (s) 156 136,695
4,295,718
Turkey : 0.3%
Istanbul Metropolitan
Municipality 144A
6.38%, 12/09/25 900 835,464
10.75%, 04/12/27 475 478,681
1,314,145
Total Government Obligations
(Cost: $5,746,325) 5,609,863
Total Investments Before Collateral for
Securities Loaned: 96.8%
(Cost: $454,596,772) 394,672,633
Number
of Shares
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
6.6%
Money Market Fund: 6.6%
(Cost: $26,996,339)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 26,996,339 26,996,339
Total Investments: 103.4%
(Cost: $481,593,111) 421,668,972
Liabilities in excess of other assets: (3.4)% (13,863,523)
NET ASSETS: 100.0% $ 407,805,449
Definitions:
LIBOR London Interbank Offered Rate
USD United States Dollar
(s) The rate shown reflects the rate in effect at the end of the reporting period. Coupon adjusts periodically based upon a predetermined schedule
† Security fully or partially on loan. Total market value of securities on loan is $25,444,079.
(o) Perpetual Maturity — the date shown is the next call date
(e) Amount is less than 1,000
* Non-income producing
(d) Security in default
Reg S Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $272,531,165, or 66.8% of net assets.

VANECK EMERGING MARKETS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Summary of Investments by Sector
Excluding Collateral for Securities Loaned
% of
Investments Value
Financials 31.0% $ 122,202,154
Energy 20.5 81,091,292
Basic Materials 10.6 41,628,519
Industrials 10.0 39,429,379
Utilities 9.3 36,834,658
Technology 4.4 17,346,352
Consumer Cyclicals 4.1 16,309,808
Consumer Non-Cyclicals 3.4 13,447,735
Healthcare 3.3 13,148,807
Real Estate 1.8 6,937,926
Government 1.5 5,878,440
Institutions, Associations & Organizations 0.1 417,563
100.0% $ 394,672,633